Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 1,796	$ 802
Environmental expenditures	(23)	(25)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	783	777
Regulatory assets and liabilities	68	(48)
Deferred income tax recovery	(823)	(30)
Unrealized loss on Foreign-Exchange Contract (Note 4)	0	22
Derecognition of deferred financing costs (Note 4)	0	24
Other	49	37
Changes in non-cash balances related to operations (Note 30)	180	55
Net cash from operating activities	2,030	1,614
Financing activities
Long-term debt issued	2,725	1,500
Long-term debt repaid	(653)	(730)
Short-term notes issued	4,070	4,217
Short-term notes repaid	(4,413)	(4,326)
Short-term debt repaid (Note 4)	(20)	0
Convertible debentures redeemed (Note 4)	0	(513)
Dividends paid	(617)	(588)
Distributions paid to noncontrolling interest	(2)	(9)
Contributions received from sale of noncontrolling interest (Note 4)	9	12
Common shares issued (Note 24)		6
Costs to obtain financing	(14)	(8)
Preferred shares redeemed (Note 24)	(418)	0
Net cash from (used in) financing activities	674	(439)
Investing activities
Property, plant and equipment	(1,718)	(1,513)
Intangible assets	(126)	(115)
Capital contributions received (Note 30)	0	3
Acquisitions (Note 4)	(126)	0
Other	(7)	(3)
Net cash used in investing activities	(1,977)	(1,628)
Net change in cash and cash equivalents	727	(453)
Cash and cash equivalents, beginning of year	30	483
Cash and cash equivalents, end of year	$ 757	$ 30